Business Combination - Schedule of Purchase Consideration (Details) - iDoc	Jun. 24, 2024 USD ($)
Business Combination
4,950,000 shares of common stock issued to sellers at $12.11 per share	$ 59,944,500
150,000 shares of preferred stock issued upon conversion of debt at $12.11 per share	1,816,500
Total purchase consideration	68,936,175
One of the lenders under A&R Loan Conversion SPAs [Member]
Business Combination
Shares of common stock issued upon conversion of debt at $12.11 per share	3,542,175
Lenders under A&R Loan Conversion SPAs [Member]
Business Combination
Shares of common stock issued upon conversion of debt at $12.11 per share	$ 3,633,000